Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)	12 Months Ended
Mar. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)
10.
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)

10A Deferred tax assets (net)

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Deferred tax assets (gross)
Compound financial instruments	31	26	0
Loss on mark to market of derivative instruments	222	376	5
Difference in written down value of PPE as per books of account and tax laws	1	30	0
Unamortised ancillary borrowing cost	—	3	0
Provision for decommissioning cost	1,246	1,248	16
Expected credit loss	54	88	1
Losses available for offsetting against future taxable income	15,173	17,939	236
Unused tax credit (MAT)	106	181	2
Provision for operation and maintenance equalisation	284	252	3
Lease liabilities	149	470	6
Financial guarantee contracts	24	—	—
Government grant (viability gap funding)	28	355	5
Others	97	109	1
Deferred tax assets (gross) - Total (a)	17,415	21,077	278
Deferred tax liabilities (gross)
Compound financial instruments	6	—	—
Gain on mark to market of derivative instruments	81	51	1
Difference in written down value of PPE as per books of account and tax laws	15,407	19,265	254
Unamortised ancillary borrowing cost	169	162	2
Right of use asset	129	497	7
Government grant (viability gap funding)	11	0	0
Others	1	40	1
Deferred tax liabilities (gross) - Total (b)	15,804	20,015	264
Deferred tax assets (net) (a) - (b)	1,611	1,062	14

10B Deferred tax liabilities (net)

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Deferred tax liabilities (gross)
Compound financial instruments	—	38	0
Gain on mark to market of derivative instruments	54	129	2
Difference in written down value of PPE as per books of account and tax laws	33,930	43,316	571
Unamortised ancillary borrowing cost	162	124	2
Right of use asset	52	175	2
Fair value gain on financial instruments	0	9	0
Others	24	85	1
Deferred tax liabilities (gross) - Total (c)	34,222	43,876	578
Deferred tax assets (gross)
Compound financial instruments	107	—	—
Loss on mark to market of derivative instruments	143	267	4
Unamortised ancillary borrowing cost	5	60	1
Provision for decommissioning cost	2,330	2,186	29
Expected credit loss	96	167	2
Losses available for offsetting against future taxable income	18,843	26,435	348
Unused tax credit (MAT)	1,248	1,711	23
Provision for operation and maintenance equalisation	411	324	4
Lease liabilities	61	184	2
Government grant (viability gap funding)	164	57	1
Others	6	17	0
Deferred tax assets (gross) - Total (d)	23,414	31,408	414
Deferred tax liabilities (net) (c) - (d)	10,808	12,468	164

10C Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Accounting loss before income tax	(623)	(5,128)	(12,233)	(161)
Tax at the India's tax rate of 31.2% applicable to RPPL (March 31, 2021: 31.2%, March 31, 2020: 31.2%)	(194)	(1,600)	(3,817)	(50)
Disallowance under section 94B of the Income Tax Act	1,328	1,333	794	10
Interest on compound financial instrument	634	1,091	—	—
Tax rate differences	(96)	15	282	4
Impact of ICDS related to hedge contracts routed through OCI		—	1,473	19
Changes in estimates on reasonable certainty for recoverability of tax losses	(1,426)	2,305	2,475	33
Change in estimates for recoverability of MAT	316	82	(8)	(0)
Adjustment of tax relating to earlier periods	291	174	(327)	(4)
On account of adoption of new tax ordinance
- MAT credit written off	938	48	—	—
- Recognition / reversal of deferred tax asset / deferred tax liability	83	(7)	(65)	(1)
Effect of tax holidays and other tax exemptions	271	(879)	71	1
Deferred tax asset written off on sale of subsidiary (refer Note 39)	—	306	—	—
Reinstatement loss on loan having income taxable under income from other sources	74	—	—	—
Listing and related expenses	—	—	3,280	43
Other non-deductible expenses	(61)	36	(263)	(3)
At the effective income tax rate	2,158	2,904	3,895	51
Current tax expense reported in the statement of profit or loss	486	785	1,167	15
Deferred tax expense reported in the statement of profit or loss	1,714	2,091	2,797	37
Adjustment of current tax relating to earlier years	(42)	28	(69)	(1)
	2,158	2,904	3,895	51

10D Reconciliation of deferred tax assets (net) and deferred tax liabilities (net):

a)
For the year ended March 31, 2020

Particulars	Opening balance DTA / (DTL) as at April 1, 2019	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2020
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Compound financial instruments	172	(2)	—	(32)	—	—	138
Gain / (loss) on mark to market of derivative instruments	185	0	(1,856)	—	—	—	(1,671)
Difference in written down value of PPE as per books of account and tax laws	(34,254)	(6,018)	—	—	—	—	(40,272)
Unamortised ancillary borrowing cost	(225)	(114)	—	—	—	—	(339)
Provision for decommissioning cost	2,738	377	—	—	—	—	3,115
Expected credit loss	27	17	—	—	—	—	44
Fair value gain on financial instruments	0	(9)	—	—	—	—	(9)
Losses available for offsetting against future taxable income	23,038	5,060	—	—	—	—	28,098
MAT	2,465	(1,207)	—	—	—	—	1,258
Provision for operation and maintenance equalisation	454	179	—	—	—	—	633
Lease liabilities	352	(10)	—	—	—	—	342
Government grant (viability gap funding)	255	(11)	—	—	—	—	244
Right of use asset	(322)	1	—	—	—	—	(321)
Option premium	(31)	31	—	—	—	—	—
Others	43	(8)	4	—	—	—	39
	(5,103)	(1,714)	(1,852)	(32)	—	—	(8,701)

b)
For the year ended March 31, 2021

Particulars	Opening balance DTA / (DTL) as at April 1, 2020	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2021
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Compound financial instruments	138	(84)	—	—	80	—	134
Gain / (loss) on mark to market of derivative instruments	(1,671)	(7)	1,905	—	—	—	227
Difference in written down value of PPE as per books of account and tax laws	(40,272)	(8,782)	—	—	366	(649)	(49,337)
Unamortised ancillary borrowing cost	(339)	19	—	—	—	(5)	(325)
Provision for decommissioning cost	3,115	482	—	—	(26)	4	3,575
Expected credit loss	44	105	—	—	(1)	—	148
Fair value gain on financial instruments	(9)	(8)	—	—	17	—	0
Losses available for offsetting against future taxable income	28,098	6,304	(339)	—	(719)	675	34,019
MAT	1,258	95	—	—	—	—	1,353
Provision for operation and maintenance equalisation	633	60	—	—	—	2	695
Lease liabilities	342	21	—	—	(157)	4	210
Financial guarantee contracts	—	24	—	—	—	—	24
Government grant (viability gap funding)	244	(63)	—	—	—	—	181
Right of use asset	(321)	11	—	—	133	(4)	(181)
Option premium	—	—	—	—	—	—	—
Others	39	39	1	—	—	1	80
	(8,701)	(1,784)	1,567	—	(307)	28	(9,197)

c)
For the year ended March 31, 2022

Particulars	Opening balance DTA / (DTL) as at April 1, 2021	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2022
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Compound financial instruments	134	19	—	(165)	—	—	(12)
Gain / (loss) on mark to market of derivative instruments	227	284	(48)	—	—	—	463
Difference in written down value as per books of account and tax laws	(49,337)	(14,253)	—	—	1,039	—	(62,551)
Unamortised ancillary borrowing cost	(325)	100	—	—	2	—	(223)
Provision for decommissioning cost	3,575	(141)	—	—	—	—	3,434
Expected credit loss	148	117	—	—	(10)	—	255
Fair value gain on financial instruments	0	(9)	—	—	—	—	(9)
Losses available for offsetting against future taxable income	34,019	10,386	798	—	(829)	—	44,374
MAT	1,353	604	—	—	(65)	—	1,892
Provision for operation and maintenance equalisation	695	(119)	—	—	—	—	576
Lease liabilities	210	444	—	—	—	—	654
Financial guarantee contracts	24	(24)	—	—	—	—	—
Government grant (viability gap funding)	181	359	—	—	(128)	—	412
Right of use asset	(181)	(491)	—	—	—	—	(672)
Others	80	(73)	(3)	—	(3)	—	1
	(9,197)	(2,797)	747	(165)	6	—	(11,406)

The Group has unabsorbed depreciation and tax losses which arose in India as at March 31, 2022 is INR 183,625 (March 31, 2021: INR 140,086). The unabsorbed depreciation and tax losses will be available for offsetting against future taxable profits of the Group.

Out of this, the tax losses that are available for offsetting for eight years against future taxable profits of the companies in which the losses arose are INR 5,966 (March 31, 2021: INR 10,854). The unabsorbed depreciation that will be available for offsetting for against future taxable profits of the companies in which the losses arose are of INR 177,659 (March 31, 2021: INR 129,232). Unabsorbed depreciation is available for utilisation indefinitely.

The Group has recognised deferred tax asset of INR 44,374 (March 31, 2021: INR 34,016) utilisation of which is dependent on future taxable profits. The future taxable profits are based on projections made by the management considering the PPA with power procurer.

The expiry year of MAT credit is 15 years from the date of entitlement and deferred tax has been recognised on MAT credit which are expected to be utilised before the expiry year.

The Group has tax losses amounting to INR 4,018 (March 31, 2021: INR 7,586) having an expiry period of 4 to 8 years (March 31, 2021: 5 to 8 years), capital losses amounting to INR 828 (March 31, 2021: INR 828) having an expiry period of 7 years, unabsorbed depreciation amounting to INR 8,040 (March 31, 2021: INR 1,535) which are available for utilisation indefinitely and MAT credit amounting to INR 316 (March 31, 2021: INR 82) having an expiry period of 8-15 years on which deferred tax assets have not been recognised as there may not be sufficient taxable profits to offset these losses.

Certain subsidiaries of the Group have undistributed earnings INR 17,662 as at March 31, 2022 (March 31, 2021: INR 15,783) which, if paid out as dividends, would be subject to tax in the hands of recipient. An assessable temporary difference exists, but no deferred tax liability has been recognised as the Parent is able to control timing of distributions from these subsidiaries. These subsidiaries are not expected to distribute these profits in the foreseeable future.

10E The tax department has raised demands for AY 2018-19 by disallowing certain employee costs and interest costs as allowable expenditures and has made few other additions to the taxable income. The management based on past legal precedents and the views of tax specialists believes it has strong grounds on merit for successful appeal in this matter. The potential additional tax outflow on account of these items as at March 31, 2022 is INR 969 plus applicable interest till the settlement of such disputes.